Segment and Geographical Information - (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of operating segments [abstract]
Summary of External Revenues and Long-lived Assets by Geographic Location
The following table presents total external revenues by geographic location:

	March 31,
	2020		2019		2018
	$	%	$	%	$	%
Canada	147,821	53.0	149,064	71.1	148,768	93.4
USA	118,125	42.3	45,982	22.0	—	—
Europe	13,061	4.7	14,432	6.9	10,522	6.6
	279,007	100.0	209,478	100.0	159,290	100.0

20. SEGMENT AND GEOGRAPHICAL INFORMATION (CONT’D)
Long-lived assets by geographic location
The following table presents the total net book value of the Group’s long-lived assets by geographic location:

As at	March 31,
	2020		2019
	$	%	$	%
Canada	61,743	41.7	40,451	31.3
USA	82,607	55.8	86,454	66.7
Europe	3,726	2.5	2,619	2.0
	148,076	100.0	129,524	100.0

Summary of Revenue from Customers for Major Service Category
An analysis of the Group’s revenue from customers for each major service category is as follows:

	March 31,
	2020		2019		2018
	$	%	$	%	$	%
System integration and consulting services	270,345	96.9	204,526	97.6	157,561	98.9
Payrolling services	1,289	0.5	1,461	0.7	1,721	1.1
Software revenue	7,373	2.6	3,491	1.7	8	—
	279,007	100.0	209,478	100.0	159,290	100.0